Revenue - Schedule of Disaggregation of Revenue by Geographic Areas (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Net sales	$ 4,825	$ 4,828
Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Net sales	852	880
North America
Disaggregation of Revenue [Line Items]
Net sales	3,083	3,058
Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales	795	890
Latin America
Disaggregation of Revenue [Line Items]
Net sales	95
Semiconductors Segment
Disaggregation of Revenue [Line Items]
Net sales	4,825	4,828
Semiconductors Segment | Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Net sales	852	880
Semiconductors Segment | North America
Disaggregation of Revenue [Line Items]
Net sales	3,083	3,058
Semiconductors Segment | Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales	795	890
Semiconductors Segment | Latin America
Disaggregation of Revenue [Line Items]
Net sales	$ 95	$ 0